Vanguard 500 Index Fund

Schedule of Investments (unaudited)
As of March 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Communication Services (10.1%)
*	Facebook Inc. Class A	46,252,839	7,709,886
*	Alphabet Inc. Class C	5,956,939	6,989,336
*	Alphabet Inc. Class A	5,806,038	6,833,068
	Verizon Communications Inc.	80,107,493	4,736,756
	AT&T Inc.	141,236,620	4,429,180
	Walt Disney Co.	33,854,540	3,758,870
	Comcast Corp. Class A	87,563,157	3,500,775
*	Netflix Inc.	8,465,102	3,018,317
*	Charter Communications Inc. Class A	3,364,067	1,167,029
	Activision Blizzard Inc.	14,810,742	674,333
*	Electronic Arts Inc.	5,808,462	590,314
*	Twitter Inc.	14,121,024	464,299
	CBS Corp. Class B	6,744,971	320,588
	Omnicom Group Inc.	4,336,063	316,489
*	Fox Corp. Class A	6,839,844	251,091
	CenturyLink Inc.	18,410,679	220,744
*	Take-Two Interactive Software Inc.	2,191,165	206,780
	Viacom Inc. Class B	6,858,011	192,504
*	Discovery Communications Inc.	6,976,869	177,352
	Interpublic Group of Cos. Inc.	7,451,428	156,555
*	DISH Network Corp. Class A	4,451,327	141,063
	News Corp. Class A	9,891,196	123,046
*	Fox Corp. Class B	3,153,520	113,148
*	TripAdvisor Inc.	1,989,607	102,365
*,^	Discovery Communications Inc. Class A	3,052,355	82,475
	News Corp. Class B	6,219	78
			46,276,441
Consumer Discretionary (10.1%)
*	Amazon.com Inc.	7,999,638	14,245,355
	Home Depot Inc.	21,899,812	4,202,355
	McDonald's Corp.	14,836,970	2,817,541
	NIKE Inc. Class B	24,404,244	2,055,081
	Starbucks Corp.	24,105,400	1,791,995
	Lowe's Cos. Inc.	15,528,360	1,699,890
*	Booking Holdings Inc.	872,958	1,523,233
	TJX Cos. Inc.	23,996,336	1,276,845
	General Motors Co.	25,415,385	942,911
	Target Corp.	10,116,129	811,920
	Marriott International Inc. Class A	5,465,799	683,717
	Ross Stores Inc.	7,184,357	668,864
	Ford Motor Co.	75,752,885	665,110
	eBay Inc.	16,675,833	619,340
	Dollar General Corp.	5,095,304	607,870
	Yum! Brands Inc.	5,941,440	593,015
*	O'Reilly Automotive Inc.	1,519,699	590,099
	VF Corp.	6,291,490	546,793
*	AutoZone Inc.	484,327	496,009
*	Dollar Tree Inc.	4,616,017	484,866

	Hilton Worldwide Holdings Inc.	5,677,547	471,861
	Aptiv plc	5,045,234	401,046
	Carnival Corp.	7,762,391	393,708
	Royal Caribbean Cruises Ltd.	3,325,237	381,139
*	Ulta Beauty Inc.	1,092,108	380,851
*	Chipotle Mexican Grill Inc. Class A	472,587	335,683
	Best Buy Co. Inc.	4,538,581	322,512
	Genuine Parts Co.	2,829,195	316,955
	Darden Restaurants Inc.	2,394,393	290,847
	DR Horton Inc.	6,593,422	272,836
	Expedia Group Inc.	2,268,984	270,009
	Lennar Corp. Class A	5,489,461	269,478
	MGM Resorts International	9,886,207	253,680
	Advance Auto Parts Inc.	1,389,668	236,980
*	Norwegian Cruise Line Holdings Ltd.	4,213,930	231,598
*	CarMax Inc.	3,298,693	230,249
	Tractor Supply Co.	2,350,484	229,783
	Wynn Resorts Ltd.	1,878,188	224,105
	Tiffany & Co.	2,103,551	222,030
	Kohl's Corp.	3,201,136	220,142
^	Garmin Ltd.	2,351,045	203,013
	Hasbro Inc.	2,241,825	190,600
	Tapestry Inc.	5,622,824	182,686
	PVH Corp.	1,469,092	179,156
*	LKQ Corp.	6,105,384	173,271
	Whirlpool Corp.	1,233,725	163,950
	BorgWarner Inc.	4,035,328	154,997
*	Mohawk Industries Inc.	1,192,494	150,433
	Macy's Inc.	5,965,578	143,353
	PulteGroup Inc.	4,954,753	138,535
*	Capri Holdings Ltd.	2,961,107	135,471
	Ralph Lauren Corp. Class A	1,023,854	132,773
	Foot Locker Inc.	2,185,581	132,446
	Hanesbrands Inc.	7,016,537	125,456
	L Brands Inc.	4,421,286	121,939
	Newell Brands Inc.	7,456,617	114,384
	Harley-Davidson Inc.	3,098,090	110,478
	Gap Inc.	4,135,321	108,263
	Leggett & Platt Inc.	2,546,363	107,507
	H&R Block Inc.	3,978,852	95,254
	Nordstrom Inc.	2,077,386	92,194
*,^	Mattel Inc.	6,687,030	86,931
*	Under Armour Inc. Class A	3,639,519	76,939
*	Under Armour Inc. Class C	3,738,721	70,550
	Lennar Corp. Class B	76,975	3,011
	Wyndham Hotels & Resorts Inc.	216	11
			46,471,902
Consumer Staples (7.3%)
	Procter & Gamble Co.	48,497,131	5,046,126
	Coca-Cola Co.	74,611,395	3,496,290
	PepsiCo Inc.	27,230,334	3,337,077
	Walmart Inc.	27,593,358	2,691,180
	Philip Morris International Inc.	30,136,841	2,663,795
	Altria Group Inc.	36,342,778	2,087,166
	Costco Wholesale Corp.	8,537,155	2,067,187
	Mondelez International Inc. Class A	28,004,263	1,397,973
	Colgate-Palmolive Co.	16,707,232	1,145,114

Walgreens Boots Alliance Inc.	15,546,094	983,601
Kimberly-Clark Corp.	6,677,286	827,316
Estee Lauder Cos. Inc. Class A	4,231,131	700,464
Sysco Corp.	9,158,436	611,417
General Mills Inc.	11,574,444	598,977
Constellation Brands Inc. Class A	3,228,465	566,047
Archer-Daniels-Midland Co.	10,863,708	468,552
* Monster Beverage Corp.	7,582,258	413,840
Clorox Co.	2,486,292	398,950
Tyson Foods Inc. Class A	5,727,339	397,649
Kraft Heinz Co.	12,055,768	393,621
Kroger Co.	15,464,999	380,439
McCormick & Co. Inc.	2,376,310	357,944
Church & Dwight Co. Inc.	4,766,454	339,515
Hershey Co.	2,699,158	309,944
Kellogg Co.	4,870,238	279,454
Conagra Brands Inc.	9,414,350	261,154
JM Smucker Co.	2,205,840	256,980
^ Hormel Foods Corp.	5,278,307	236,257
Molson Coors Brewing Co. Class B	3,632,669	216,689
Lamb Weston Holdings Inc.	2,840,238	212,847
Brown-Forman Corp. Class B	3,219,625	169,932
^ Campbell Soup Co.	3,729,994	142,225
^ Coty Inc. Class A	8,726,235	100,352
		33,556,074
Energy (5.4%)
Exxon Mobil Corp.	82,146,120	6,637,406
Chevron Corp.	36,837,166	4,537,602
ConocoPhillips	21,993,914	1,467,874
Schlumberger Ltd.	26,880,337	1,171,176
EOG Resources Inc.	11,244,711	1,070,272
Occidental Petroleum Corp.	14,531,433	961,981
Marathon Petroleum Corp.	13,061,525	781,732
Phillips 66	8,133,301	774,046
Kinder Morgan Inc.	37,729,446	754,966
Valero Energy Corp.	8,096,748	686,847
Williams Cos. Inc.	23,475,098	674,205
ONEOK Inc.	7,979,249	557,271
Pioneer Natural Resources Co.	3,264,649	497,141
Halliburton Co.	16,927,772	495,984
Anadarko Petroleum Corp.	9,685,477	440,495
Concho Resources Inc.	3,888,643	431,484
Diamondback Energy Inc.	2,995,208	304,103
Hess Corp.	4,933,293	297,132
Baker Hughes a GE Co. Class A	9,958,321	276,045
Devon Energy Corp.	8,496,704	268,156
Marathon Oil Corp.	15,869,734	265,183
Apache Corp.	7,278,291	252,266
Noble Energy Inc.	9,373,149	231,798
Cabot Oil & Gas Corp.	8,209,027	214,256
National Oilwell Varco Inc.	7,434,617	198,058
TechnipFMC plc	8,250,624	194,055
HollyFrontier Corp.	3,047,881	150,169
Cimarex Energy Co.	1,967,723	137,544
Helmerich & Payne Inc.	2,118,121	117,683
		24,846,930

Financials (12.6%)
* Berkshire Hathaway Inc. Class B	36,452,730	7,322,989
JPMorgan Chase & Co.	63,482,048	6,426,288
Bank of America Corp.	174,159,919	4,805,072
Wells Fargo & Co.	79,385,354	3,835,900
Citigroup Inc.	45,593,390	2,836,821
American Express Co.	13,406,134	1,465,290
US Bancorp	29,172,436	1,405,820
Goldman Sachs Group Inc.	6,640,247	1,274,861
Chubb Ltd.	8,886,211	1,244,780
CME Group Inc.	6,931,931	1,140,857
PNC Financial Services Group Inc.	8,795,922	1,078,908
Morgan Stanley	25,174,167	1,062,350
S&P Global Inc.	4,819,419	1,014,729
BlackRock Inc.	2,358,732	1,008,051
Charles Schwab Corp.	22,995,809	983,301
Marsh & McLennan Cos. Inc.	9,788,733	919,162
Bank of New York Mellon Corp.	17,028,890	858,767
Intercontinental Exchange Inc.	11,020,530	839,103
Progressive Corp.	11,319,227	816,003
Aon plc	4,652,696	794,215
MetLife Inc.	18,562,596	790,210
Capital One Financial Corp.	9,076,339	741,446
Prudential Financial Inc.	7,927,810	728,407
Aflac Inc.	14,543,299	727,165
American International Group Inc.	16,858,149	725,912
Travelers Cos. Inc.	5,106,628	700,425
BB&T Corp.	14,805,041	688,879
Allstate Corp.	6,436,931	606,230
Moody's Corp.	3,221,660	583,410
SunTrust Banks Inc.	8,593,921	509,190
State Street Corp.	7,340,057	483,049
T. Rowe Price Group Inc.	4,581,109	458,661
Discover Financial Services	6,367,311	453,098
Willis Towers Watson plc	2,503,448	439,731
M&T Bank Corp.	2,685,403	421,662
Synchrony Financial	12,661,735	403,909
Northern Trust Corp.	4,234,903	382,878
Fifth Third Bancorp	14,932,725	376,603
Hartford Financial Services Group Inc.	6,968,090	346,453
Ameriprise Financial Inc.	2,627,413	336,572
MSCI Inc. Class A	1,635,227	325,148
KeyCorp	19,560,698	308,081
Citizens Financial Group Inc.	8,934,682	290,377
Regions Financial Corp.	19,753,047	279,506
Arthur J Gallagher & Co.	3,567,680	278,636
Huntington Bancshares Inc.	20,296,184	257,356
Loews Corp.	5,310,994	254,556
Cincinnati Financial Corp.	2,937,100	252,297
Principal Financial Group Inc.	5,018,392	251,873
* Berkshire Hathaway Inc. Class A	829	249,707
First Republic Bank	2,444,324	245,557
Lincoln National Corp.	3,962,009	232,570
* SVB Financial Group	1,020,304	226,875
Comerica Inc.	3,082,508	226,009
E*TRADE Financial Corp.	4,770,465	221,493
Cboe Global Markets Inc.	2,172,450	207,339

Raymond James Financial Inc.	2,457,658	197,620
Nasdaq Inc.	2,241,298	196,091
Franklin Resources Inc.	5,717,976	189,494
Everest Re Group Ltd.	787,409	170,049
Zions Bancorp NA	3,613,981	164,111
Torchmark Corp.	1,963,511	160,910
Invesco Ltd.	7,690,603	148,505
Unum Group	4,156,018	140,598
People's United Financial Inc.	7,490,215	123,139
Assurant Inc.	1,196,180	113,529
Affiliated Managers Group Inc.	1,007,548	107,918
Jefferies Financial Group Inc.	5,092,300	95,684
* Brighthouse Financial Inc.	2,266,437	82,249
* BSB Bancorp Inc.	66,562	2,186
		58,036,620
Health Care (14.5%)
Johnson & Johnson	51,644,860	7,219,435
UnitedHealth Group Inc.	18,599,682	4,598,957
Pfizer Inc.	107,740,818	4,575,753
Merck & Co. Inc.	50,079,526	4,165,114
Abbott Laboratories	34,059,757	2,722,737
Medtronic plc	26,012,493	2,369,218
AbbVie Inc.	28,598,174	2,304,727
Amgen Inc.	12,070,821	2,293,215
Eli Lilly & Co.	16,707,718	2,167,994
Thermo Fisher Scientific Inc.	7,806,841	2,136,889
Gilead Sciences Inc.	24,739,005	1,608,283
Danaher Corp.	12,180,416	1,608,059
Bristol-Myers Squibb Co.	31,667,531	1,510,858
Anthem Inc.	4,985,229	1,430,661
CVS Health Corp.	25,143,684	1,355,999
Becton Dickinson and Co.	5,216,210	1,302,644
* Celgene Corp.	13,623,275	1,285,220
* Intuitive Surgical Inc.	2,219,305	1,266,291
Cigna Corp.	7,369,604	1,185,180
Stryker Corp.	5,996,438	1,184,416
* Boston Scientific Corp.	26,891,974	1,032,114
Zoetis Inc.	9,304,366	936,671
* Vertex Pharmaceuticals Inc.	4,958,987	912,206
* Biogen Inc.	3,815,756	901,968
Allergan plc	6,066,777	888,237
* Illumina Inc.	2,848,662	885,051
* Edwards Lifesciences Corp.	4,029,370	770,939
Baxter International Inc.	9,246,308	751,817
Humana Inc.	2,628,609	699,210
HCA Healthcare Inc.	5,181,266	675,533
* Regeneron Pharmaceuticals Inc.	1,521,629	624,811
* Alexion Pharmaceuticals Inc.	4,335,305	586,047
Zimmer Biomet Holdings Inc.	3,963,060	506,083
Agilent Technologies Inc.	6,157,242	494,919
* IQVIA Holdings Inc.	3,072,426	441,968
McKesson Corp.	3,719,550	435,411
* Centene Corp.	8,008,614	425,257
* Align Technology Inc.	1,411,108	401,220
* IDEXX Laboratories Inc.	1,667,552	372,865
* Cerner Corp.	6,288,629	359,772
* Waters Corp.	1,387,849	349,335

* Mettler-Toledo International Inc.	480,779	347,603
* Incyte Corp.	3,446,125	296,401
* Laboratory Corp. of America Holdings	1,912,147	292,520
ResMed Inc.	2,777,854	288,814
Cooper Cos. Inc.	957,894	283,699
* Mylan NV	10,007,525	283,613
Cardinal Health Inc.	5,777,413	278,182
Teleflex Inc.	892,397	269,647
* WellCare Health Plans Inc.	971,231	261,990
* Hologic Inc.	5,198,337	251,600
* ABIOMED Inc.	873,865	249,567
* Varian Medical Systems Inc.	1,757,534	249,078
AmerisourceBergen Corp. Class A	3,028,235	240,805
Quest Diagnostics Inc.	2,599,349	233,733
Universal Health Services Inc. Class B	1,617,053	216,313
Dentsply Sirona Inc.	4,308,537	213,660
PerkinElmer Inc.	2,144,836	206,676
* Henry Schein Inc.	2,937,029	176,545
* DaVita Inc.	2,448,482	132,928
Perrigo Co. plc	2,419,946	116,545
* Nektar Therapeutics Class A	3,370,133	113,236
* Elanco Animal Health Inc.	1	—
		66,746,239
Industrials (9.5%)
Boeing Co.	10,187,481	3,885,709
Union Pacific Corp.	14,015,110	2,343,326
3M Co.	11,165,641	2,319,997
Honeywell International Inc.	14,133,160	2,246,042
United Technologies Corp.	15,713,357	2,025,295
General Electric Co.	168,779,426	1,686,106
Caterpillar Inc.	11,160,374	1,512,119
United Parcel Service Inc. Class B	13,495,374	1,507,973
Lockheed Martin Corp.	4,764,190	1,430,019
CSX Corp.	15,026,122	1,124,254
Raytheon Co.	5,471,827	996,310
Deere & Co.	6,175,505	987,093
Norfolk Southern Corp.	5,186,025	969,216
General Dynamics Corp.	5,253,636	889,336
Northrop Grumman Corp.	3,291,572	887,408
FedEx Corp.	4,657,606	844,936
Illinois Tool Works Inc.	5,854,788	840,338
Emerson Electric Co.	11,914,145	815,762
Waste Management Inc.	7,555,693	785,112
Roper Technologies Inc.	2,009,060	687,038
Eaton Corp. plc	8,213,743	661,699
Johnson Controls International plc	17,695,418	653,669
Delta Air Lines Inc.	11,978,432	618,686
Ingersoll-Rand plc	4,694,748	506,798
Southwest Airlines Co.	9,644,625	500,652
Fortive Corp.	5,711,600	479,146
PACCAR Inc.	6,725,293	458,261
Cummins Inc.	2,807,162	443,167
Parker-Hannifin Corp.	2,509,893	430,748
* TransDigm Group Inc.	943,295	428,246
Verisk Analytics Inc. Class A	3,170,016	421,612
Rockwell Automation Inc.	2,317,581	406,643
Stanley Black & Decker Inc.	2,933,827	399,499

* IHS Markit Ltd.	7,044,636	383,087
AMETEK Inc.	4,404,272	365,422
Harris Corp.	2,286,608	365,194
Fastenal Co.	5,552,402	357,075
* United Continental Holdings Inc.	4,344,367	346,594
Republic Services Inc. Class A	4,177,746	335,807
Cintas Corp.	1,642,057	331,876
L3 Technologies Inc.	1,537,772	317,350
Equifax Inc.	2,339,771	277,263
Xylem Inc.	3,483,950	275,371
Dover Corp.	2,809,926	263,571
WW Grainger Inc.	875,056	263,331
Expeditors International of Washington Inc.	3,328,099	252,603
American Airlines Group Inc.	7,749,328	246,119
* Copart Inc.	3,888,582	235,609
Textron Inc.	4,551,240	230,566
CH Robinson Worldwide Inc.	2,649,753	230,502
Kansas City Southern	1,954,473	226,680
Masco Corp.	5,703,625	224,210
^ Wabtec Corp.	2,707,401	199,590
* United Rentals Inc.	1,544,167	176,421
Jacobs Engineering Group Inc.	2,269,312	170,630
JB Hunt Transport Services Inc.	1,684,285	170,601
Snap-on Inc.	1,078,474	168,803
Huntington Ingalls Industries Inc.	804,485	166,689
Allegion plc	1,830,498	166,044
Nielsen Holdings plc	6,881,170	162,877
Arconic Inc.	8,371,282	159,975
Robert Half International Inc.	2,305,537	150,229
AO Smith Corp.	2,745,328	146,381
Pentair plc	3,052,677	135,875
Alaska Air Group Inc.	2,383,681	133,772
Fortune Brands Home & Security Inc.	2,718,457	129,426
Rollins Inc.	2,853,067	118,745
Flowserve Corp.	2,535,932	114,472
Quanta Services Inc.	2,745,091	103,600
Fluor Corp.	2,709,150	99,697
		43,394,272
Information Technology (21.1%)
Microsoft Corp.	148,747,277	17,543,254
Apple Inc.	86,850,254	16,497,206
Visa Inc. Class A	33,929,217	5,299,404
Intel Corp.	87,187,301	4,681,958
Cisco Systems Inc.	85,330,349	4,606,986
Mastercard Inc. Class A	17,501,595	4,120,751
Oracle Corp.	49,397,509	2,653,140
* Adobe Inc.	9,456,372	2,520,029
International Business Machines Corp.	17,252,273	2,434,296
* PayPal Holdings Inc.	22,747,460	2,362,096
* salesforce.com Inc.	14,832,821	2,349,074
Broadcom Inc.	7,680,210	2,309,516
Accenture plc Class A	12,360,425	2,175,682
NVIDIA Corp.	11,749,923	2,109,816
Texas Instruments Inc.	18,191,494	1,929,572
Automatic Data Processing Inc.	8,441,902	1,348,509
QUALCOMM Inc.	23,462,776	1,338,082
Intuit Inc.	5,023,555	1,313,208

* Micron Technology Inc.	21,739,320	898,486
Cognizant Technology Solutions Corp. Class A	11,144,346	807,408
Analog Devices Inc.	7,138,414	751,461
Applied Materials Inc.	18,413,597	730,283
Fidelity National Information Services Inc.	6,261,077	708,128
* Fiserv Inc.	7,592,411	670,258
* Autodesk Inc.	4,245,574	661,545
* Red Hat Inc.	3,430,315	626,719
Xilinx Inc.	4,907,535	622,226
HP Inc.	29,736,758	577,785
Amphenol Corp. Class A	5,779,534	545,819
TE Connectivity Ltd.	6,567,152	530,298
Lam Research Corp.	2,958,502	529,601
Corning Inc.	15,254,214	504,914
Paychex Inc.	6,195,585	496,886
Motorola Solutions Inc.	3,176,901	446,100
* Advanced Micro Devices Inc.	17,078,759	435,850
Global Payments Inc.	3,055,042	417,074
Hewlett Packard Enterprise Co.	26,702,090	412,013
* FleetCor Technologies Inc.	1,664,766	410,515
KLA-Tencor Corp.	3,204,691	382,672
^ Microchip Technology Inc.	4,593,902	381,110
* VeriSign Inc.	2,042,323	370,804
* Cadence Design Systems Inc.	5,447,065	345,943
DXC Technology Co.	5,203,032	334,607
* Synopsys Inc.	2,901,468	334,104
NetApp Inc.	4,788,715	332,049
* Arista Networks Inc.	1,012,857	318,503
* Keysight Technologies Inc.	3,639,183	317,337
Total System Services Inc.	3,156,178	299,868
* ANSYS Inc.	1,625,665	297,025
Symantec Corp.	12,391,522	284,881
Maxim Integrated Products Inc.	5,300,931	281,851
Skyworks Solutions Inc.	3,375,367	278,400
Western Digital Corp.	5,637,784	270,952
* Gartner Inc.	1,739,397	263,832
Citrix Systems Inc.	2,433,149	242,488
Seagate Technology plc	4,971,869	238,103
* Fortinet Inc.	2,810,699	236,014
Broadridge Financial Solutions Inc.	2,239,818	232,247
* Akamai Technologies Inc.	3,160,006	226,604
Jack Henry & Associates Inc.	1,494,026	207,281
* F5 Networks Inc.	1,151,274	180,669
Juniper Networks Inc.	6,735,532	178,290
* Qorvo Inc.	2,377,538	170,541
Western Union Co.	8,440,049	155,888
Alliance Data Systems Corp.	882,761	154,466
FLIR Systems Inc.	2,623,267	124,815
Xerox Corp.	3,870,537	123,780
* IPG Photonics Corp.	687,147	104,295
		97,045,367
Materials (2.6%)
DowDuPont Inc.	43,717,563	2,330,583
Linde plc	10,683,830	1,879,606
Ecolab Inc.	4,909,585	866,738
Air Products & Chemicals Inc.	4,256,770	812,873
Sherwin-Williams Co.	1,582,195	681,467

PPG Industries Inc.	4,573,988	516,266
LyondellBasell Industries NV Class A	5,903,436	496,361
Ball Corp.	6,482,265	375,064
Newmont Mining Corp.	10,326,033	369,362
Freeport-McMoRan Inc.	28,090,412	362,085
International Paper Co.	7,759,819	359,047
Nucor Corp.	5,921,689	345,531
Vulcan Materials Co.	2,555,560	302,578
* International Flavors & Fragrances Inc.	1,963,754	252,912
Celanese Corp. Class A	2,484,686	245,015
Martin Marietta Materials Inc.	1,210,101	243,448
Eastman Chemical Co.	2,713,913	205,932
FMC Corp.	2,610,938	200,572
Westrock Co.	4,952,346	189,923
Mosaic Co.	6,876,129	187,787
Avery Dennison Corp.	1,629,204	184,100
Packaging Corp. of America	1,829,531	181,819
CF Industries Holdings Inc.	4,316,492	176,458
Albemarle Corp.	2,050,921	168,135
Sealed Air Corp.	3,013,250	138,790
		12,072,452
Real Estate (3.1%)
American Tower Corp.	8,550,597	1,684,981
Simon Property Group Inc.	5,991,645	1,091,738
Crown Castle International Corp.	8,057,944	1,031,417
Prologis Inc.	12,224,978	879,587
Equinix Inc.	1,615,669	732,157
Public Storage	2,908,900	633,500
Welltower Inc.	7,499,074	581,928
Equity Residential	7,171,065	540,125
AvalonBay Communities Inc.	2,685,040	538,968
Digital Realty Trust Inc.	4,028,148	479,350
Ventas Inc.	6,905,120	440,616
* SBA Communications Corp. Class A	2,182,293	435,717
Realty Income Corp.	5,890,206	433,283
Boston Properties Inc.	2,999,574	401,583
Weyerhaeuser Co.	14,481,525	381,443
Essex Property Trust Inc.	1,274,008	368,494
Alexandria Real Estate Equities Inc.	2,186,074	311,647
* CBRE Group Inc. Class A	6,055,574	299,448
HCP Inc.	9,261,836	289,895
Host Hotels & Resorts Inc.	14,370,261	271,598
Extra Space Storage Inc.	2,467,863	251,500
UDR Inc.	5,335,317	242,543
Mid-America Apartment Communities Inc.	2,204,661	241,036
Vornado Realty Trust	3,367,032	227,073
Regency Centers Corp.	3,242,947	218,866
Duke Realty Corp.	6,954,498	212,668
Federal Realty Investment Trust	1,439,431	198,425
Iron Mountain Inc.	5,543,702	196,580
Apartment Investment & Management Co.	3,030,050	152,381
Kimco Realty Corp.	8,157,841	150,920
SL Green Realty Corp.	1,625,704	146,183
Macerich Co.	2,056,669	89,157
		14,154,807

Utilities (3.3%)
	NextEra Energy Inc.			9,272,377	1,792,536
	Duke Energy Corp.			14,096,350	1,268,672
	Dominion Energy Inc.			15,495,898	1,187,916
	Southern Co.			20,062,102	1,036,809
	Exelon Corp.			18,806,752	942,782
	American Electric Power Co. Inc.			9,562,583	800,866
	Sempra Energy			5,314,337	668,862
	Public Service Enterprise Group Inc.			9,798,081	582,104
	Xcel Energy Inc.			9,986,766	561,356
	Consolidated Edison Inc.			6,226,458	528,066
	WEC Energy Group Inc.			6,114,952	483,570
	PPL Corp.			13,980,062	443,727
	DTE Energy Co.			3,526,813	439,935
	Eversource Energy			6,144,934	435,983
	FirstEnergy Corp.			9,760,063	406,116
	Edison International			6,315,945	391,083
	American Water Works Co. Inc.			3,507,489	365,691
	Entergy Corp.			3,673,803	351,326
	Ameren Corp.			4,742,401	348,804
	CMS Energy Corp.			5,493,949	305,134
	CenterPoint Energy Inc.			9,715,684	298,272
	Evergy Inc.			4,937,652	286,631
	Atmos Energy Corp.			2,269,181	233,567
	AES Corp.			12,845,308	232,243
	NRG Energy Inc.			5,441,545	231,157
	Alliant Energy Corp.			4,574,114	215,578
	Pinnacle West Capital Corp.			2,171,309	207,534
	NiSource Inc.			7,209,647	206,628
					15,252,948
Total Common Stocks (Cost $300,551,715)					457,854,052
		Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund		2.554%		21,185,213	2,118,945

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	2.401%	4/4/19	10,000	9,998
4	United States Treasury Bill	2.474%	5/9/19	28,000	27,930
4	United States Treasury Bill	2.411%–2.497%	5/23/19	40,000	39,865
4	United States Treasury Bill	2.407%	6/6/19	40,000	39,826
4	United States Treasury Bill	2.397%	6/13/19	7,000	6,966
					124,585
Total Temporary Cash Investments (Cost $2,243,016)					2,243,530
Total Investments (100.1%) (Cost $302,794,731)					460,097,582
Other Assets and Liabilities-Net (-0.1%)3,5					(444,858)
Net Assets (100%)					459,652,724

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $604,029,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $619,677,000 of collateral received for securities on loan.
4 Securities with a value of $79,739,000 have been segregated as initial margin for open futures contracts.
5 Cash of $1,253,000 has been segregated as collateral for open over-the-counter swap contracts.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
						($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
			Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index			June 2019	12,638	1,793,206	28,358

Over-the-Counter Total Return Swaps
				Floating
				Interest	Value and	Value and
			Notional	Rate	Unrealized	Unrealized
Termination			Amount	Received	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)	($000)
First Republic Bank	2/4/20	GSI	77,670	(3.112%)	—	(2,392)
1 Payment received/paid monthly.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered

500 Index Fund

into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

500 Index Fund

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	457,854,052	—	—
Temporary Cash Investments	2,118,945	124,585	—
Futures Contracts—Assets[1]	11,024	—	—
Swap Contracts—Liabilities	—	(2,392)	—
Total	459,984,021	122,193	—
1 Represents variation margin on the last day of the reporting period.